UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               OKUMUS Capital, L.L.C.
Address:            850 Third Avenue, 10th Floor
                    New York, NY 10022
13F File Number:    028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                      -1-

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Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    May 15, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        2
Form 13F Information Table Entry Total:   14
Form 13F Information Table Value Total:   $82,812,148

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
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
                                                    FORM 13F INFORMATION TABLE

                             TITLE                                SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER     OF CLASS    CUSIP         VALUE        PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.  COM      000886101     61,960,524    15,223,716  SH        SOLE             15,223,716     0      0
ADC Telecommunications Inc.  PUT      000886951        214,500        74,900      PUT   SOLE                 74,900     0      0
Comverse Technology Inc.     COM      205862402      2,506,126       197,800  SH        SOLE                197,800     0      0
Comverse Technology Inc.     CALL     205862902        114,750         1,350     CALL   SOLE                  1,350     0      0
Comverse Technology Inc.     PUT      205862952      3,726,500        74,530      PUT   SOLE                 74,530     0      0
Ciena Corp.                  PUT      171779951         78,240         3,912      PUT   SOLE                  3,912     0      0
Extreme Networks Inc.        PUT      30226D956         43,125         2,875      PUT   SOLE                  2,875     0      0
Juniper Networks Inc.        PUT      48203R954        213,290        42,658      PUT   SOLE                 42,658     0      0
Net Perceptions Inc.         COM      64107U101      1,240,931       785,400  SH        SOLE                785,400     0      0
RSA Security Inc.            PUT      749719950        472,800        31,520      PUT   SOLE                 31,520     0      0
Silverstream Software Inc.   COM      827907106      2,724,204       553,700  SH        SOLE                553,700     0      0
Smartforce Pub. Ltd. Co.     PUT      83170A956        150,000         5,000      PUT   SOLE                  5,000     0      0
Tellabs Inc.                 COM      879664100         72,243         6,900  SH        SOLE                  6,900     0      0
Viant Corp.                  COM      92553N107      9,294,915     6,959,377  SH        SOLE              6,959,377     0      0
                                          TOTAL     82,812,148